Other gains, net - Summary of Other (Losses), Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
Other gains (losses), net [Abstract]
Reimbursement depositary received		¥ 0		¥ 1,500	$ 200	¥ 6,600	$ 1,000
Investment gain on disposal of a subsidiary	¥ 3,600	¥ 3,597	$ 524